Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable (Table)

Accounts payable as of December 31, 2021 and 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Suppliers, repairers	$6,339	$8,774
Insurers, agents and brokers	355	406
Payables to charterers	1,566	650
Other creditors	4,899	727
Total	$13,159	$10,557